UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08822

Capital Management Investment Trust

(Exact name of registrant as specified in charter)

4520 Main Street, Suite 1425, Kansas City, MO	64111
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC
4520 Main Street
 Suite 1425
 Kansas City, MO  64111

 (Name and address of agent for service)

Registrant's telephone number, including area code: 888.626.3863

Date of fiscal year end:   11/30/2014

Date of reporting period: 02/28/2014

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2014 (Unaudited)

	Shares	Value

Common Stock - 93.53%

Auto Parts & Equipment - 4.89%
Dana Holding Corp.	20,000	$433,600
* TRW Automotive Holdings Corp.	6,000	493,920
		927,520
Banks - 5.21%
First Republic Bank	10,000	519,700
Zions Bancorporation	15,000	468,000
		987,700
Beverages - 7.02%
* Constellation Brands , Inc. - Class A	10,000	810,300
Dr. Pepper Snapple Group, Inc.	10,000	521,100
		1,331,400
Chemicals - 2.32%
LyondellBasell Industries NV	5,000	440,400

Commercial Services - 5.98%
Cintas Corp.	10,000	606,600
* Quanta Services, Inc.	15,000	528,150
		1,134,750

Computers - 4.86%
Seagate Technology PLC	5,000	260,950
* Syntel, Inc.	7,000	660,520
		921,470
Electrical Components & Equipment - 2.57%
Energizer Holdings, Inc.	5,000	486,700

Food - 1.75%
McCormick & Co., Inc.	5,000	332,000

Hand & Machine Tools - 8.17%
Lincoln Electric Holdings, Inc.	8,000	599,760
Snap-On, Inc.	5,500	616,935
Stanley Black & Decker, Inc.	4,000	332,160
		1,548,855
Healthcare - Products - 6.16%
DENTSPLY International, Inc.	10,000	453,800
* Henry Schein, Inc.	6,000	714,240
		1,168,040
Healthcare - Services - 3.63%
Quest Diagnostics, Inc.	8,000	424,000
Universal Health Services, Inc.	3,300	264,924
		688,924
Household Products & Wares - 6.70%
Newell Rubbermaid, Inc.	20,000	628,800
Tupperware Brands Corp.	8,000	642,200
		1,271,000
Internet - 2.05%
IAC/InterActiveCorp.	5,000	387,650

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2014 (Unaudited)

	Shares	Value

Common Stock - 93.53% (continued)

Machinery - Diversified - 4.13%
* Chart Industries, Inc.	5,000	$417,800
Nordson Corp.	5,000	365,800
		783,600
Mining - 3.75%
Silver Wheaton Corp.	20,000	510,600
Yamana Gold, Inc.	20,000	200,800
		711,400
Miscellaneous Manufacturing - 2.36%
Hillenbrand, Inc.	15,000	448,200

Oil & Gas - 3.39%
Energen Corp.	8,000	643,520

Oil & Gas Services - 2.70%
* Cameron International Corp.	8,000	512,480

Pharmaceuticals - 5.69%
* Salix Pharmaceuticals Ltd.	10,000	1,079,200

Private Equity - 2.38%
Apollo Global Management LLC	14,000	450,660

Real Estate - 2.35%
W.P. Carey, Inc.	7,000	444,640

Retail - 3.07%
Ross Stores, Inc.	8,000	582,400

Semiconductors - 2.40%
Microchip Technology, Inc.	10,000	455,500

Total Common Stock (Cost $11,721,836)		17,738,009

Exchange-Traded Funds - 1.55%
* SPDR Gold Shares	2,300	293,526

Total Exchange-Traded Funds (Cost $187,561)		293,526

Investment Companies - 5.06%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	959,829	959,829

Total Investment Companies (Cost $959,829)		959,829

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2014 (Unaudited)

Value

Total Investments (Cost $12,869,226) - 100.14%	$18,991,364
Liabilities In Excess of Other Assets, net - (0.14)%	(26,352)

Net Assets - 100.00%	$18,965,012

*	Non-income producing investment.
**	Rate shown represents the rate at February 28, 2014 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:
NV - Naamloze Vennootschap (Dutch)

See Notes to Schedules of Investments.

Capital Management Mid-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2014 (Unaudited)

	% of Net
Industry	Assets	Value

Auto Parts & Equipment	4.89%	$927,520
Banks	5.21%	987,700
Beverages	7.02%	1,331,400
Chemicals	2.32%	440,400
Commercial Services	5.98%	1,134,750
Computers	4.86%	921,470
Electrical Components & Equipment	2.57%	486,700
Exchange Traded Funds	1.55%	293,526
Food	1.75%	332,000
Hand & Machine Tools	8.17%	1,548,855
Healthcare - Products	6.16%	1,168,040
Healthcare - Services	3.63%	688,924
Household Products & Wares	6.70%	1,271,000
Internet	2.05%	387,650
Investment Companies	5.06%	959,829
Machinery - Diversified	4.13%	783,600
Mining	3.75%	711,400
Miscellaneous Manufacturing	2.36%	448,200
Oil & Gas	3.39%	643,520
Oil & Gas Services	2.70%	512,480
Pharmaceuticals	5.69%	1,079,200
Private Equity	2.38%	450,660
Real Estate	2.35%	444,640
Retail	3.07%	582,400
Semiconductors	2.40%	455,500
	100.14%	$18,991,364

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2014 (Unaudited)

	Shares	Value

Closed-End Funds - 0.87%
Central Fund of Canada, Ltd.	10,000	$147,100

Total Closed-End Funds (Cost $210,500)		147,100

Common Stock - 90.27%

Apparel - 4.39%
* Deckers Outdoor Corp.	10,000	743,500

Banks - 7.68%
Bryn Mawr Bank Corp.	15,000	427,350
Heartland Financial USA, Inc.	15,900	427,710
* Preferred Bank/Los Angeles, CA	18,500	444,555
		1,299,615
Chemicals - 3.59%
Stepan Co.	10,000	608,000

Commercial Services - 9.37%
Deluxe Corp.	15,000	757,200
* H&E Equipment Services, Inc.	13,000	425,360
Heartland Payment Systems, Inc.	10,000	404,400
		1,586,960
Computers - 0.98%
* Mercury Systems, Inc.	15,000	166,500

Cosmetics & Personal Care - 1.99%
Inter Parfums, Inc.	10,000	336,100

Electric - 6.06%
Black Hills Corp.	10,000	567,100
NorthWestern Corp.	10,000	459,400
		1,026,500

Engineering & Construction - 4.97%
Chicago Bridge & Iron Co. NV	10,000	841,900

Environmental Control - 2.13%
Covanta Holding Corp.	20,000	360,000

Food - 4.52%
B&G Foods, Inc.	10,000	299,600
* Chefs' Warehouse, Inc.	20,000	465,000
		764,600
Forest Products & Paper - 4.51%
* KapStone Paper and Packaging Corp.	24,000	762,960

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2014 (Unaudited)

	Shares	Value

Common Stock - 90.27% (continued)

Gas - 2.11%
Questar Corp.	15,000	$356,250

Healthcare - Products - 1.85%
Meridian Bioscience, Inc.	15,000	312,900

Household Products & Wares - 6.51%
* Jarden Corp.	12,000	737,640
WD-40 Co.	5,000	364,550
		1,102,190
Iron & Steel - 2.80%
Carpenter Technology Corp.	8,000	473,200

Machinery - Construction & Mining - 5.96%
Hyster-Yale Materials Handling, Inc.	10,000	1,009,400

Oil & Gas - 4.13%
* Birchcliff Energy Ltd.	40,000	368,000
Precision Drilling Corp.	30,000	331,800
		699,800
Pipelines - 0.97%
Eagle Rock Energy Partners LP	34,000	164,900

REITs - 2.50%
Rayonier, Inc.	9,000	423,810

Retail - 2.68%
Buckle, Inc.	10,000	453,700

Semiconductors - 5.94%
* Silicon Image, Inc.	60,000	363,000
* SunEdison, Inc.	35,000	642,600
		1,005,600
Software - 2.47%
* Tangoe, Inc.	22,000	418,440

Trucking & Leasing - 2.16%
Textainer Group Holdings Ltd.	10,000	364,700

Total Common Stock (Cost $9,211,949)		15,281,525

Investment Companies - 8.94%
** Wells Fargo Advantage Money Market Fund Class I, 0.01%	1,513,466	1,513,466

Total Investment Companies (Cost $1,513,466)		1,513,466

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2014 (Unaudited)

Value

Total Investments (Cost $10,935,915) - 100.08%	$16,942,091
Liabilities in Excess of Other Assets, net - (0.08)%	(13,351)
Net Assets - 100.00%	$16,928,740

*	Non-income producing investment.
**	Rate shown represents the rate at February 28, 2014 which is subject to change and resets daily.

The following abbreviations are used in this portfolio:

LP - Limited Partnership
NV - Naamloze Vennootschap (Dutch)
REIT - Real Estate Investment Trust

See Notes to Schedules of Investments.

Capital Management Small-Cap Fund

SCHEDULE OF INVESTMENTS

As of February 28, 2014 (Unaudited)

	% of Net
Industry	Assets	Value

Apparel	4.39%	$743,500
Banks	7.68%	1,299,615
Chemicals	3.59%	608,000
Closed-End Funds	0.87%	147,100
Commercial Services	9.37%	1,586,960
Computers	0.98%	166,500
Cosmetics & Personal Care	1.99%	336,100
Electric	6.06%	1,026,500
Engineering & Construction	4.97%	841,900
Environmental Control	2.13%	360,000
Food	4.52%	764,600
Forest Products & Paper	4.51%	762,960
Gas	2.11%	356,250
Healthcare - Products	1.85%	312,900
Household Products & Wares	6.51%	1,102,190
Investment Companies	8.94%	1,513,466
Iron & Steel	2.80%	473,200
Machinery - Construction & Mining	5.96%	1,009,400
Oil & Gas	4.13%	699,800
Pipelines	0.97%	164,900
REITs	2.50%	423,810
Retail	2.68%	453,700
Semiconductors	5.94%	1,005,600
Software	2.47%	418,440
Trucking & Leasing	2.16%	364,700
Total	100.08%	$16,942,091

See Notes to Schedules of Investments.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2014 (Unaudited)

Organization
The Capital Management Mid-Cap Fund and the Capital Management Small-Cap Fund (collectively the Funds and individually the Mid-Cap Fund and Small-Cap Fund) are series funds. The Funds are part of the Capital Management Investment Trust (the Trust), which was organized as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-ended management investment company. The Funds are each classified as a diversified company as defined in the 1940 Act.

Investment Valuation
The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculation. A portfolio security’s "fair value" price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Investment companies are valued at net asset value. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for identical securities on inactive markets, prices for similar securities, interest rates, amortized cost, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Capital Management Funds

Notes to Schedules of Investments	February 28, 2014 (Unaudited)

The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ net assets as of February 28, 2014:

Mid-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stocks (b)	$17,738,009	$-	$17,738,009
Exchange-Traded Funds	293,526	-	-
Investment Companies	-	959,829	1,253,355
Totals	$18,031,535	$959,829	$18,991,364

Small-Cap Fund Security Classification (a)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Closed-End Funds	$147,100	$-	$-
Common Stocks (b)	15,281,525	-	15,281,525
Investment Companies	-	1,513,466	1,660,566
Totals	$15,428,625	$1,513,466	$16,942,091

(a)
At February 28, 2014, the Funds held no securities that were considered to be "Level 3" securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(b)	All common stocks held in the Funds are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedules of Investments.

The Fund recognizes transfers, if any, between fair value hierarchy levels at the reporting period end.  There were no transfers between levels as of February 28, 2014, from the valuation input levels used on November 30, 2013.

Federal Income Taxes

The aggregate cost of investments and the composition of gross unrealized appreciation and gross unrealized depreciation of investment securities for federal income tax purposes as of February 28, 2014 are noted below.

Table 3		Aggregate Gross Unrealized
	Federal Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Mid-Cap Fund	$12,869,226	$6,320,365	$(198,227)	$6,122,138
Small-Cap Fund	11,080,900	6,228,956	(367,765)	5,861,191

The difference between book basis and tax basis unrealized appreciation (depreciation) for the Small-Cap Fund is attributable primarily to differing book/tax treatment of partnership income.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)
A certification for the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR270.30a-2)is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Capital Management Investment Trust

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ralph J. Scarpa
Name:	Ralph J. Scarpa
Title:	Principal Executive Officer and Principal Financial Officer
Date:	April 25, 2014